Risks Arising from Financial Instruments - Summary of Effective Interest Rates at Balance Sheet (Detail) - USD ($) $ in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Before hedging [Member] | Floating interest rate [member]
Disclosure of offsetting financial assets and liabilities [line items]
Hedging	$ 379	$ 1,889
Before hedging [Member] | Fixed interest rate [member]
Disclosure of offsetting financial assets and liabilities [line items]
Hedging	$ 77,822	$ 76,277
Before hedging [Member] | Canadian Dollar [member] | Fixed interest rate [member]
Disclosure of offsetting financial assets and liabilities [line items]
Hedging	4.56%	4.54%
Hedging	$ 592	$ 625
Before hedging [Member] | Chinese Yuan [member] | Fixed interest rate [member]
Disclosure of offsetting financial assets and liabilities [line items]
Hedging	3.06%	2.91%
Hedging	$ 48	$ 57
Before hedging [Member] | Euro [member] | Floating interest rate [member]
Disclosure of offsetting financial assets and liabilities [line items]
Hedging		4.27%
Hedging		$ 1,086
Before hedging [Member] | Euro [member] | Fixed interest rate [member]
Disclosure of offsetting financial assets and liabilities [line items]
Hedging	2.53%	2.26%
Hedging	$ 24,051	$ 21,233
Before hedging [Member] | Pound Sterling [member] | Fixed interest rate [member]
Disclosure of offsetting financial assets and liabilities [line items]
Hedging	5.35%	5.38%
Hedging	$ 2,108	$ 2,122
Before hedging [Member] | South Korean Won [member] | Fixed interest rate [member]
Disclosure of offsetting financial assets and liabilities [line items]
Hedging	4.98%	5.49%
Hedging	$ 44	$ 49
Before hedging [Member] | US Dollar [member] | Floating interest rate [member]
Disclosure of offsetting financial assets and liabilities [line items]
Hedging		6.00%
Hedging	$ 1	$ 505
Before hedging [Member] | US Dollar [member] | Fixed interest rate [member]
Disclosure of offsetting financial assets and liabilities [line items]
Hedging	5.08%	5.02%
Hedging	$ 49,533	$ 50,368
Before hedging [Member] | Other currency [member] | Floating interest rate [member]
Disclosure of offsetting financial assets and liabilities [line items]
Hedging	9.49%	10.47%
Hedging	$ 377	$ 299
Before hedging [Member] | Other currency [member] | Fixed interest rate [member]
Disclosure of offsetting financial assets and liabilities [line items]
Hedging	9.25%	8.85%
Hedging	$ 1,445	$ 1,825
After hedging [Member] | Floating interest rate [member]
Disclosure of offsetting financial assets and liabilities [line items]
Hedging	959	2,469
After hedging [Member] | Fixed interest rate [member]
Disclosure of offsetting financial assets and liabilities [line items]
Hedging	$ 77,242	$ 75,697
After hedging [Member] | Canadian Dollar [member] | Fixed interest rate [member]
Disclosure of offsetting financial assets and liabilities [line items]
Hedging	4.37%	4.37%
Hedging	$ 2,705	$ 2,988
After hedging [Member] | Chinese Yuan [member] | Fixed interest rate [member]
Disclosure of offsetting financial assets and liabilities [line items]
Hedging	2.64%	2.49%
Hedging	$ 2,928	$ 2,437
After hedging [Member] | Euro [member] | Floating interest rate [member]
Disclosure of offsetting financial assets and liabilities [line items]
Hedging		4.27%
Hedging		$ 1,086
After hedging [Member] | Euro [member] | Fixed interest rate [member]
Disclosure of offsetting financial assets and liabilities [line items]
Hedging	2.46%	2.46%
Hedging	$ 24,646	$ 22,072
After hedging [Member] | Pound Sterling [member] | Fixed interest rate [member]
Disclosure of offsetting financial assets and liabilities [line items]
Hedging	8.33%	8.24%
Hedging	$ 437	$ 827
After hedging [Member] | South Korean Won [member] | Fixed interest rate [member]
Disclosure of offsetting financial assets and liabilities [line items]
Hedging	2.15%	1.85%
Hedging	$ 2,204	$ 2,209
After hedging [Member] | US Dollar [member] | Floating interest rate [member]
Disclosure of offsetting financial assets and liabilities [line items]
Hedging	6.40%	6.35%
Hedging	$ 581	$ 789
After hedging [Member] | US Dollar [member] | Fixed interest rate [member]
Disclosure of offsetting financial assets and liabilities [line items]
Hedging	5.33%	5.20%
Hedging	$ 42,069	$ 43,344
After hedging [Member] | Other currency [member] | Floating interest rate [member]
Disclosure of offsetting financial assets and liabilities [line items]
Hedging	9.49%	11.66%
Hedging	$ 377	$ 595
After hedging [Member] | Other currency [member] | Fixed interest rate [member]
Disclosure of offsetting financial assets and liabilities [line items]
Hedging	10.20%	10.00%
Hedging	$ 2,253	$ 1,820